Filed pursuant to 497(e)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED FEBRUARY 7, 2020

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2019, AS SUPPLEMENTED

PIMCO TOTAL RETURN PORTFOLIO

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Mihir P. Worah no longer serves as a portfolio manager of the PIMCO Total Return Portfolio (the “Total Return Portfolio”) or the PIMCO Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio” and, together with the Total Return Portfolio, the “Portfolios”), each a series of Brighthouse Funds Trust I. Mohit Mittal serves as a portfolio manager of the Total Return Portfolio and Daniel He serves as a portfolio manager of the Inflation Protected Bond Portfolio. The following changes are made to the statement of additional information of the Portfolios. As of December 31, 2019, Mr. Mittal did not beneficially own any equity securities of the Total Return Portfolio and Mr. He did not beneficially own any equity securities of the Inflation Protected Bond Portfolio.

In the Other Accounts Managed table in Appendix C with respect to the Portfolios, the information regarding Mr. Worah is deleted in its entirety and the following information is added:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mohit Mittal,[1]	Registered Investment Companies	27	$11,824,000,000	0	N/A
PIMCO Total Return Portfolio	Other Pooled Investment Vehicles	22	$29,511,000,000	4	$4,086,000,000
	Other Accounts	135	$90,219,000,000	9	$985,000,000

Daniel He,[1]	Registered Investment Companies	11	$18,893,000,000	0	N/A
PIMCO Inflation Protected Bond Portfolio	Other Pooled Investment Vehicles	1	$224,000,000	0	N/A
	Other Accounts	3	$906,000,000	0	N/A

[1]	Other Accounts Managed information is as of December 31, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE